CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/ (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Income and Comprehensive Income [Abstract]
Net income /(loss)	$ (149,014)	$ (17,531)	$ 3,238
Other comprehensive income / (loss) (Actuarial gain / (loss))	(25)	73	(68)
Comprehensive income / (loss)	$ (149,039)	$ (17,458)	$ 3,170